Equity - Ecopetrol Business Group's reserves (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in equity [Line Items]
Other reserves	$ 9,635,136	$ 3,784,658
Legal reserve [member]
Disclosure of changes in equity [Line Items]
Other reserves	4,568,980	3,243,832
Fiscal and statutory reserves [member]
Disclosure of changes in equity [Line Items]
Other reserves	509,082	509,082
Occasional reserves [member]
Disclosure of changes in equity [Line Items]
Other reserves	$ 4,557,074	$ 31,744